DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Liquidity (Details) - USD ($)		12 Months Ended
	Dec. 30, 2021	Dec. 31, 2022	Sep. 30, 2023	Dec. 16, 2022	May 24, 2022	Jan. 28, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash		$ 9,414,000	$ 21,383,000				$ 30,301,000
MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Operating bank accounts		153,563
Cash		153,563					200,884
Working capital		$ 2,114,252
Maximum borrowing capacity of related party promissory note				$ 468,821
Share price		$ 0.04
Amount of convertible promissory note					$ 1,500,000
Convertible promissory note outstanding		$ 1,341,000					0
Percentage of transactional fee paid		50.00%
Aggregate principal amount					$ 1,500,000
Percentage of amount deposited in trust account		50.00%
MedTech Acquisition Corp | 2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount				1,000,000
MedTech Acquisition Corp | Promissory Note - Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note	$ 544,000
MedTech Acquisition Corp | Promissory Note - Related Party | 2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount				1,000,000
MedTech Acquisition Corp | Related party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount		$ 39,068					0
MedTech Acquisition Corp | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Due to the Sponsor for certain reimbursable expenses		27,854
MedTech Acquisition Corp | Sponsor | Promissory Note - Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note				468,821
Outstanding amount		544,000					544,000
Borrowed aggregate principal amount				$ 468,821
MedTech Acquisition Corp | Sponsor | Promissory Note - Related Party | 2021 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Due to the Sponsor for certain reimbursable expenses	$ 544,000
MedTech Acquisition Corp | Sponsor | Promissory Note - Related Party | 2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount		$ 400,000					$ 0
Borrowed aggregate principal amount						$ 400,000